Common Stock (Tables)	12 Months Ended
Mar. 31, 2011
Common Stock
Common Stock

		Yen (millions)
	Issued shares	Amount
Balance as of March 31, 2009 and 2008	3,368,126,056	282,033
Issuance of common stock	1,150,000,000	126,776
Conversion of convertible bonds	6,309	1

Balance as of March 31, 2010	4,518,132,365	408,810
Conversion of convertible bonds	2,012,599	319

Balance as of March 31, 2011	4,520,144,964	409,129